SHARE-BASED COMPENSATION (Details 2)		1 Months Ended	12 Months Ended
	Aug. 26, 2014 shares	Mar. 23, 2017 shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2017 $ / shares
Weighted Average Grant-date Fair Value (US$)
Recognized share-based compensation expense | ¥			¥ 13,588,843		¥ 16,040,947		¥ 13,983,246
Share Option
Weighted Average Grant-date Fair Value (US$)
Unrecognized compensation expense | ¥			4,039,457
Restricted shares
Number of Restricted Share Units
Granted	450,000	6,000
Weighted Average Grant-date Fair Value (US$)
Restricted shares vested at vesting date | $				$ 507,938		$ 590,625		$ 537,750
Recognized share-based compensation expense | ¥			3,504,963		5,222,062		4,894,683
2010 Plan | Share Option
Weighted Average Grant-date Fair Value (US$)
Recognized share-based compensation expense | ¥			¥ 7,638,082		¥ 8,489,631		¥ 7,666,182
2010 Plan | Restricted shares
Number of Restricted Share Units
Unvested at beginning of year			112,500	112,500	225,000	225,000	337,500	337,500
Vested			(112,500)	(112,500)	(112,500)	(112,500)	(112,500)	(112,500)
Unvested at end of year			0	0	112,500	112,500	225,000	225,000
Expected to vest at end of year						112,500
Weighted Average Grant-date Fair Value (US$)
Unvested at beginning of year (in dollars per share) | $ / shares				$ 6.99		$ 6.99
Vested (in dollars per share) | $ / shares				6.99		6.99		6.99
Unvested at end of year (in dollars per share) | $ / shares				$ 0		6.99		$ 6.99
Expected to vest at end of year (in dollars per share) | $ / shares						$ 6.99
2014 Plan
Weighted Average Grant-date Fair Value (US$)
Recognized share-based compensation expense | ¥			¥ 2,304,913		¥ 2,329,254		¥ 1,422,381
2014 Plan | Restricted shares
Number of Restricted Share Units
Unvested at beginning of year			0	0
Granted			6,000	6,000
Vested			(3,000)	(3,000)
Unvested at end of year			3,000	3,000	0	0
Expected to vest at end of year			2,502
Weighted Average Grant-date Fair Value (US$)
Unvested at beginning of year (in dollars per share) | $ / shares				$ 0
Granted (in dollars per share) | $ / shares				5.11
Vested (in dollars per share) | $ / shares				5.11
Unvested at end of year (in dollars per share) | $ / shares				$ 5.11		$ 0
Expected to vest at end of year (in dollars per share) | $ / shares									$ 5.11
Restricted shares vested at vesting date | $				$ 15,240
Recognized share-based compensation expense | ¥			¥ 140,885